PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
PREPAID EXPENSES AND OTHER CURRENT ASSETS [abstract]
Other receivables	¥ 17,704	¥ 26,056
Advances to suppliers	4,901	3,749
Value-added input tax to be deducted	17,926	18,055
Prepaid income tax	398	1,145
Derivative financial instruments	526	762
Prepaid expenses and other current assets	¥ 41,455	¥ 49,767